Employee Retirement Plans - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Defined Benefit Plan Disclosure
Amortization of prior service credits	$ 0.2
Pension Benefits
Defined Benefit Plan Disclosure
Contribution made to Pension Plan	16.2	$ 14.6
Projected benefit obligations of unfunded and non qualified supplemental executive retirement plans	669.2	697.8	$ 707.7
Pre-tax cost to sponsor unfunded and non-qualified supplemental executive retirement plans	16.0	18.9	14.5
Net actuarial loss	14.0	21.3
Fair value of pension and other postretirement benefit contributions	0.0	0.0
Supplemental Employee Retirement Plans
Defined Benefit Plan Disclosure
Expected amortization of net actuarial losses	0.5
Projected benefit obligations of unfunded and non qualified supplemental executive retirement plans	48.3	50.7
Settlement charge	2.1
Pre-tax cost to sponsor unfunded and non-qualified supplemental executive retirement plans	4.3	3.1	2.6
Net actuarial loss	4.3	11.3
Pension and other postretirement benefit contributions	0.1	1.3	0.4
Fair value of pension and other postretirement benefit contributions	34.3	31.8
U.S. Pension Plan | Pension Benefits
Defined Benefit Plan Disclosure
Expected amortization of net actuarial losses	7.5
ABO for the pension plans	572.8	605.2
Contribution made to Pension Plan	$ 15.1	$ 11.4	$ 9.9